Share-based compensation plan	12 Months Ended
Dec. 31, 2013
Share-based compensation plan
15	Share-based compensation plan

The 2006 Employee Share Incentive Plan was adopted by the Company’s board of directors in February 2006 and was subsequently amended by the Amended and Restated 2006 Employee Share Incentive Plan (the “Plan”) in September, 2006. The Plan is intended to promote the Company’s success and to increase shareholder value by providing an additional means to attract, motivate, retain and reward selected directors, officers and employees.

Under the Plan, the Company will issue share options or restricted shares to participants and is limited to issuing awards exercisable for or representing in the aggregate no more than 21,000,000 Class A ordinary shares. The Plan will terminate in 2016.

(a)	Share Options

On March 6, 2009, the Company granted 27,500 options with an exercise price of $18.34 under the Plan. These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a five-year period, with its first vesting on December 31, 2009.

On March 11, 2009, the Company’s board of directors authorized an option exchange program for certain options granted under the Plan. Under the terms of the exchange, participants were able to tender vested and unvested outstanding options to purchase Class A ordinary shares of the Company which have an exercise price greater than $24.00 per share in exchange for a lower number of newly granted options. The exercise price of the new options will be the closing price of the Company’s common stock on the New York Stock Exchange on the exchange date. The offer expired on March 15, 2009. The replacement options were granted on March 16, 2009. The option exchange has resulted in an increase in the fair value of the options granted under the plan by $2.3 million, which is charged to the consolidated statements of operations over the remaining vesting periods of the respective share options.

On August 6, 2009, the Company granted 28,200 options with an exercise price of $29.30 under the Plan. These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a four-year period, with its first vesting on June 30, 2010.

On May 14, 2010, the Company granted 45,000 options with an exercise price of $32.54 under the Plan. These stock options are subject to graded vesting with approximately 16.67% of the options vesting twice a year over a three-year period, with its first vesting on July 1, 2010.

The Company did not grant any share options during the years ended December 31, 2011, 2012 and 2013. In December 2013, the Company extended the expiration dates of certain batches of outstanding vested options that have not been exercised by the employees for another two years. The aggregate number of these outstanding vested options is 1,548,502. The difference between the fair value of the modified options and the fair value of the original options (immediately before it was modified) amounting to $670 was fully charged to the consolidated statements of operations at the date of modification.

The Company used the Black-Scholes option pricing model to estimate the fair value of the modified award options and original options (immediately before it was modified) on grant date with the following weighted-average assumptions:

Options	Modified Options	Original Options
Risk-free interest rate	0.78%	0.12%
Expected life	2.58 years	0.58 year
Assumed volatility	50.49%	23.89%
Expected dividends	1.38%	1.38%
Fair value on grant date	$26.89	$26.48

Assumed volatility is derived by referring to the average annualized standard deviation of the share price of the Company’s own historical volatility. The expected term has been ascertained based on contractual terms. The risk free interest rate is based on the U.S. treasury yield rate with maturities similar to those of the expected term of the award.

A summary of the activities of share options under the Plan for the year ended December 31, 2013 is presented below:

	Options	Weighted Average Exercise Price
Outstanding as of December 31, 2012	3,539,726	$11.75
Exercised	(1,547,275)	10.40
Forfeited	(22,843)	32.05

Outstanding as of December 31, 2013	1,969,608	$12.57

The total intrinsic value of share options exercised during the years ended December 31, 2011, 2012 and 2013 was $12,820, $32,594 and $40,168, respectively. The total intrinsic value of exercisable share options was $67,990, $73,943 and $46,903 as of December 31, 2011, 2012 and 2013, respectively. The total intrinsic value of the outstanding share options was $70,191, $74,266 and $46,903 as of December 31, 2011, 2012 and 2013, respectively.

Cash received from exercise of options under all share-based payment arrangements for the years ended December 31, 2011, 2012 and 2013 was $7,121, $24,593 and $16,091, respectively.

As of December 31, 2013, the total unrecognized compensation cost related to non-vested share options granted under the Plan was $nil.

The following table summarizes information about share options issued under the Plan described above that are outstanding and exercisable as of December 31, 2013:

	Options Outstanding				Options Exercisable
Range of exercise price	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
$5.00	295,363	$5.00	2.15	$9,263	295,363	$5.00	2.15	$9,263
$11.00 - $18.34	1,263,806	11.03	2.69	32,010	1,263,806	11.03	2.69	32,010
$20.50 - $29.30	394,132	22.07	1.69	5,630	394,132	22.07	1.69	5,630
$32.54 - $40.2	16,307	38.80	1.78	—	16,307	38.80	1.78	—

Total	$1,969,608	$12.57	2.40	$46,903	1,969,608	$12.57	2.40	$46,903

As of December 31, 2013, share options vested and expected to vest totaled approximately 2.0 million shares, with a weighted-average remaining contractual life of 2.4 years and a weighted-average exercise price of $12.57 per share and an aggregated intrinsic value of $46,903.

(b)	Restricted Shares Units (“RSU”)

A summary of the activities of the Company’s non-vested RSU under the Plan for the year ended December 31, 2013, is presented below:

	Shares	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2012	855,755	$29.47
Granted	535,875	36.68
Vested	(458,295)	29.76
Forfeited	(81,510)	32.31

Non-vested as of December 31, 2013	851,825	$33.58

The total fair value of RSU vested during the years ended December 31, 2011, 2012 and 2013 was $4,886, $9,563 and $14,278, respectively.

As of December 31, 2013, there was $17,743 total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted average period of 1.86 years.